Financial Risk Management - Schedule of Information About Gearing Ratio (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Gearing Ratio [abstract]
Total financial liabilities and bonds	S/ 1,831,079	S/ 1,814,637
Less: Cash and cash equivalent	(900,168)	(950,701)	S/ (807,214)
Net debt	930,911	863,936
Total equity	1,595,296	1,876,085	S/ 2,489,931
Total capital	S/ 2,526,207	S/ 2,740,021
Gearing ratio	0.37%	0.32%